Financial instruments - classification	12 Months Ended
Dec. 31, 2019
Financial instruments - classification
Financial instruments - classification

11 Financial instruments – classification

The following tables analyse financial assets and liabilities in accordance with the categories of financial instruments on an IFRS 9 basis. Assets and liabilities outside the scope of IFRS 9 are shown within other assets and other liabilities.

			Amortised	Other
	MFVTPL(1)	FVOCI (2)	cost	assets	Total
Assets	£m	£m	£m	£m	£m
Cash and balances at central banks			77,858		77,858
Trading assets	76,745				76,745
Derivatives (3)	150,029				150,029
Settlement balances			4,387		4,387
Loans to banks - amortised cost (4)			10,689		10,689
Loans to customers - amortised cost			326,947		326,947
Other financial assets	715	49,283	11,454		61,452
Intangible assets				6,622	6,622
Other assets				8,310	8,310
31 December 2019	227,489	49,283	431,335	14,932	723,039

			Amortised	Other
	MFVPL(1)	FVOCI (3)	cost	assets	Total
	£m	£m	£m	£m	£m
Cash and balances at central banks			88,897		88,897
Trading assets	75,119				75,119
Derivatives (3)	133,349				133,349
Settlement balances			2,928		2,928
Loans to banks - amortised cost (4)			12,947		12,947
Loans to customers - amortised cost			305,089		305,089
Other financial assets	1,638	46,077	11,770		59,485
Intangible assets				6,616	6,616
Other assets				9,805	9,805
31 December 2018	210,106	46,077	421,631	16,421	694,235

	Held-for-		Amortised	Other
	trading	DFV (5)	cost	liabilities	Total
Liabilities	£m	£m	£m	£m	£m
Bank deposits (6)			20,493		20,493
Customer deposits			369,247		369,247
Settlement balances			4,069		4,069
Trading liabilities	73,949				73,949
Derivatives (7)	146,879				146,879
Other financial liabilities (8)		2,258	42,962		45,220
Subordinated liabilities		724	9,255		9,979
Other liabilities (9)			2,206	7,441	9,647
31 December 2019	220,828	2,982	448,232	7,441	679,483
Bank deposits (6)			23,297		23,297
Customer deposits			360,914		360,914
Settlement balances			3,066		3,066
Trading liabilities	72,350				72,350
Derivatives (7)	128,897				128,897
Other financial liabilities (8)		2,840	36,892		39,732
Subordinated liabilities		867	9,668		10,535
Other liabilities			2,218	6,736	8,954
31 December 2018	201,247	3,707	436,055	6,736	647,745

Notes:

(1)	Mandatory fair value through profit or loss.
(2)	Fair value through other comprehensive income
(3)	Includes net hedging derivatives of £202 million (2018 - 358 million).
(4)	Includes items in the course of collection from other banks of £50 million (2018 - £484 million).
(5)	Designated as at fair value through profit or loss.
(6)	Includes items in the course of transmission to other banks of £2 million (2018 - £125 million).
(7)	Includes net hedging derivatives of £22 million (2018 - £22 million).
(8)	The carrying amount of other customer accounts designated as at fair value through profit or loss is nil (2018 - £26 million) higher than the principal amount.
(9)	Includes lease liabilities.

RBS Group's financial assets and liabilities include:

	2019	2018
	£m	£m
Reverse repos
Trading assets	24,095	24,759
Loans to banks - amortised cost	165	3,539
Loans to customers - amortised cost	10,649	9

Repos
Bank deposits	2,597	941
Customer deposits	1,765	3,774
Trading liabilities	27,885	25,645

The tables below present information on financial assets and financial liabilities that are offset on the balance sheet under IFRS or subject to enforceable master netting agreements together with financial collateral received or given.

	Instruments which can be offset			Potential for offset not recognised by IFRS
				Effect of			Net amount after	Instruments
				master netting		Other	the effect of netting	outside
		IFRS	Balance	and similar	Cash	financial	agreements and	netting	Balance
	Gross	offset	sheet	agreements	collateral	collateral	related collateral	agreements	sheet total
2019	£m	£m	£m	£m	£m	£m	£m	£m	£m
Derivative assets	158,850	(10,913)	147,937	(122,697)	(18,685)	(4,292)	2,263	2,092	150,029
Derivative liabilities	154,396	(11,724)	142,672	(122,697)	(17,296)	(1,276)	1,403	4,207	146,879
Net position (1)	4,454	811	5,265	—	(1,389)	(3,016)	860	(2,115)	3,150

Trading reverse repos	52,007	(28,720)	23,287	(562)	—	(22,262)	463	808	24,095
Trading repos	54,131	(28,720)	25,411	(562)	—	(24,808)	41	2,474	27,885
Net position	(2,124)	—	(2,124)	—	—	2,546	422	(1,666)	(3,790)

2018
Derivative assets	136,329	(5,041)	131,288	(106,762)	(17,937)	(4,469)	2,120	2,061	133,349
Derivative liabilities	133,965	(6,776)	127,189	(106,762)	(15,227)	(3,466)	1,734	1,708	128,897
Net position (1)	2,364	1,735	4,099	—	(2,710)	(1,003)	386	353	4,452

Trading reverse repos	53,148	(31,376)	21,772	(762)	—	(21,000)	10	2,987	24,759
Trading repos	55,864	(31,376)	24,488	(762)	—	(23,726)	—	1,157	25,645
Net position	(2,716)	—	(2,716)	—	—	2,726	10	1,830	(886)

Note:

(1)	The net IFRS offset balance of £811 million (2018 - £1,735 million) relates to variation margin netting reflected on other balance sheet lines.